Leases (Details) - Schedule of Minimum Lease Payments in Future Periods	Jun. 30, 2023 USD ($)
Schedule of Minimum Lease Payments in Future Periods [Abstract]
2024	$ 451,384
2025	24,972
2026
Total minimum lease payments	476,356
Less: imputed interest	(12,687)
Total:	$ 463,669